BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2012	2013
PRC
Short-term bank borrowings	$13,839	$18,356
Long-term debt	4,260	14,167

PRC subtotal	$18,099	$32,523

U.S.
Senior debt—borrowings under term note	1,646	1,437
Short-term bank borrowings	45,041	45,017

U.S. subtotal	$46,687	$46,454

Total	$64,786	$78,977

Maturity Analysis:
Short-term bank borrowings	$58,880	$63,373
Long-term debt, current portion	209	4,480

Sub-total, current portion	59,089	$67,853
Long-term debt, non-current portion	5,697	$11,124

Total	$64,786	$78,977

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2013 is as follows:

2014	$67,852
2015	10,138
2016	243
2017	255
2018	267
Thereafter	222

Total	$78,977